UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/12

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Semi-Annual Report

January 31, 2012

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Changing Parameters Fund

Shareholders Letter

January 31, 2012

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and move into money market instruments.

Our Fund invests primarily in a variety of open-end bond mutual funds, including, but not limited to, High Yield bond funds, Intermediate bond funds, GNMA bond funds, Multi-Sector bond funds, Floating Rate bond funds and High Yield Muni bond funds.  Our technical proprietary rule-based models indicate when to be invested and when to be invested in money market instruments.  As of the end of the period, approximately 30% is allocated to High Yield bond funds, 15% to GNMA bond funds, 20% to High Yield Muni bond funds, 10% to an Intermediate bond fund, 10% to a Multi-Sector bond fund, 10% to a Floating Rate bond fund and the balance to short-term bond and other money market instruments.

The Fund's results for this 6-month period show an increase in value.  The Fund's opening price for the period was $9.50 a share, and as of the end of January, it was $9.33, after paying a dividend of $0.2442 in December of last year.  Gains primarily came from positions held in High Yield bond funds, High Yield Muni funds and Multi-Sector bond funds.

Future market conditions are difficult to forecast.  Our trading models are designed to react to whatever changes take place in market conditions and to guide us accordingly.

Robert Levenson

                  Howard Smith

Portfolio Manager

                  Portfolio Manager

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past performance is no guarantee of future results.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk, including loss of principal.  An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Fund is contained in the Fund’s prospectus, which can be obtained by calling 1-650-327-7705.  Please read the prospectus carefully before investing.  Distributed by Northern Lights Distributors, LLC, member FINRA.

Review Code:  0364-NLD-3/9/2012

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)

Shares		Value

	MUTUAL FUNDS - 98.0%
	DEBT FUNDS - 98.0%
1,140,057	AllianceBernstein High Income Fund	$ 10,157,903
194,091	Alpine Ultra Short Tax Optimized Income Fund	1,950,614
686,715	BlackRock GNMA Portfolio - Institutional Class	7,121,237
1,557,569	Columbia Income Opportunities Fund	14,828,060
884,178	DoubleLine Total Return Bond Fund - I Shares	9,849,741
1,126,012	Hartford Floating Rate Fund - I Shares	9,852,601
1,821,696	Ivy High Income Fund - I Shares	14,865,037
224,645	MainStay High Yield Municipal Bond Fund - I Shares	2,486,817
631,647	MFS Municipal High Income Fund - A Shares	4,983,697
830,740	Nuveen High Yield Municipal Bond Fund - I Shares	13,050,931
622,400	PIMCO GNMA Fund - Institutional Class	7,331,872
1	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7
	TOTAL MUTUAL FUNDS (Cost - $94,716,450)	96,478,517

	EXCHANGE TRADED FUNDS - 0.5%
	DEBT FUNDS - 0.5%
12,927	SPDR Barclays Capital High Yield Bond ETF
	TOTAL EXCHANGE TRADED FUNDS (Cost - $501,717)	510,229

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUNDS - 1.3%
262,415	Dreyfus Government Cash
	Management - Institutional Class, 0.00% +	262,415
262,415	Fidelity Institutional Money Market Funds Government
	Portfolio - Class I, 0.01% +	262,415
262,415	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 0.02% +	262,415
262,415	JP Morgan U.S. Government
	Money Market Fund - Capital Class, 0.01% +	262,415
262,415	Milestone Treasury Obligations
	Portfolio - Institutional Class, 0.01% +	262,415
	TOTAL MONEY MARKET FUNDS	1,312,075

	U.S GOVERNMENT and AGENCY OBLIGATIONS - 0.1%
100,000	United States Treasury Bill, due 4/12/2012
	TOTAL U.S GOVERNMENT and AGENCY OBLIGATIONS	99,997

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,412,072)	1,412,072

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2012 (Unaudited)

		Value

	TOTAL INVESTMENTS - 99.9% (Cost - $96,630,239) (a)	$ 98,400,818
	OTHER ASSETS LESS LIABILITIES - 0.1%	58,288
	NET ASSETS - 100.0%	$ 98,459,106

+ Reflects yield at January 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same  and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,785,739
	Unrealized depreciation	(15,160)
	Net unrealized appreciation	$ 1,770,579

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2012 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $96,630,239)	$ 98,400,818
Cash	689
Dividends and Interest Receivable	296,526
Receivable for Fund Shares Sold	17,500
Prepaid Expenses and Other Assets	3,751
Total Assets	98,719,284

Liabilities:
Payable for Fund Shares Redeemed	92,491
Accrued Advisory Fees	128,194
Payable to Other Affiliates	23,496
Other Accrued Expenses	15,997
Total Liabilities	260,178

Net Assets (Unlimited shares of no par value interest authorized;
10,548,059 shares of beneficial interest outstanding)	$ 98,459,106

Net Asset Value, Offering and Redemption Price Per Share
($98,459,106 / 10,548,059 shares of beneficial interest outstanding)	$ 9.33

Composition of Net Assets:
At January 31, 2012, Net Assets consisted of:
Paid-in-Capital	$105,239,668
Undistributed Net Investment Income	464,896
Accumulated Net Realized Loss on Investments and Securities Sold Short	(9,016,037)
Net Unrealized Appreciation on Investments	1,770,579
Net Assets	$ 98,459,106

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 1,851,489
Interest Income	1,164
Total Investment Income	1,852,653

Expenses:
Investment Advisory Fees	744,365
Administration Fees	49,144
Fund Accounting Fees	18,309
Transfer Agent Fees and Expenses	15,168
Custody Fees	14,137
Audit Fees	8,798
Chief Compliance Officer Fees	7,539
Registration & Filing Fees	5,911
Printing Expenses	3,933
Legal Fees	2,761
Trustees' Fees	2,351
Insurance Expense	1,019
Miscellaneous Expenses	364
Total Expenses	873,799

Net Investment Income	978,854

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Transactions From:
Investments	(1,544,244)
Securities Sold Short	9,059
Net Realized Loss	(1,535,185)

Distributions of realized gains by underlying investment companies	9,750
Net Change in Unrealized Appreciation on Investments	1,356,282
Net Realized and Unrealized Loss on Investments	(169,153)

Net Increase in Net Assets Resulting From Operations	$ 809,701

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 31, 2011
	(Unaudited)
Operations:
Net Investment Income	$ 978,854	$ 3,558,498
Net Realized Gain (Loss) on Investments, Short Sales and
Futures Contracts	(1,535,185)	980,955
Distributions of Realized Gains by Underlying Investment Companies	9,750	117,935
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,356,282	(694,292)
Net Increase in Net Assets
Resulting From Operations	809,701	3,963,096

Distributions to Shareholders From:
Net Investment Income ($0.24 and $0.18 per share, respectively)	(2,529,243)	(2,021,786)

Beneficial Interest Transactions:
Proceeds from Shares Issued (268,461 and 850,669 shares, respectively)	2,522,207	8,069,183
Distributions Reinvested (276,722 and 215,542 shares, respectively)	2,529,235	2,021,781
Cost of Shares Redeemed (994,922 and 1,596,005 shares, respectively)	(9,364,959)	(15,139,261)
Net Decrease in Net Assets
Resulting From Beneficial Interest Transactions	(4,313,517)	(5,048,297)

Decrease in Net Assets	(6,033,059)	(3,106,987)

Net Assets:
Beginning of Period	104,492,165	107,599,152
End of Period	$ 98,459,106	$ 104,492,165

Undistributed Net Investment Income at End of Period	$ 464,896	$ 2,015,285

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

		Six Months		Year	Year	Year		Year	Period
		Ended		Ended	Ended	Ended		Ended	Ended
		January 31, 2012		July 31, 2011	July 31, 2010	July 31, 2009		July 31, 2008	July 31, 2007*
		(Unaudited)

Net Asset Value, Beginning of Period		$ 9.50		$ 9.33	$ 9.60	$ 9.60		$ 10.11	$ 10.00
Increase (Decrease) From Operations:
	Net investment income (loss) (a)	0.09		0.32	0.06	(0.03)		0.13	0.28
Net gain (loss) from investments, short
sales and futures contracts (both
	realized and unrealized) (d)	(0.02)		0.03	(0.30)	0.07		0.09	(0.05)
	Total from operations	0.07		0.35	(0.24)	0.04		0.22	0.23

	Less Distributions:
	From net investment income	(0.24)		(0.18)	(0.03)	(0.04)		(0.32)	(0.07)
From net realized gains on investments		-		-	-	(0.00)	(e)	(0.41)	(0.05)
	Total Distributions	(0.24)		(0.18)	(0.03)	(0.04)		(0.73)	(0.12)

Net Asset Value, End of Period		$ 9.33		$ 9.50	$ 9.33	$ 9.60		$ 9.60	$ 10.11

Total Return (b)		0.83%		3.77%	(2.56)%	0.46%		1.88%	2.25%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 98,459		$ 104,492	$ 107,599	$ 120,919		$ 126,682	$ 113,689
	Ratio to average net assets:
	Expenses (f)	1.76%	(c)	1.77%	1.74%	1.74%		1.74%	1.76%	(c)
	Net investment income (loss)	1.97%	(c)	3.33%	0.68%	(0.36)%		1.29%	3.28%	(c)
	Portfolio turnover rate	450%	(g)	303%	502%	1,465%		1,522%	0%
__________
*	Since October 2, 2006 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The amounts shown for the periods ended July 31, 2008 and 2007, for a share outstanding throughout  each of the periods, do not accord with the aggregate net realized and unrealized gains on investments for each period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(e)	Less than $.01 per share.
(f)	Does not include the expenses of the investment companies in which the Fund invests.
(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (Unaudited)

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 96,478,517	$ -	$ -	$ 96,478,517
Exchange Traded Funds	510,229	-	-	510,229
Short-Term Investments	1,412,072	-	-	1,412,072
Total	$ 98,400,818	$ -	$ -	$ 98,400,818

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2012, the Adviser earned advisory fees of $744,365.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended January 31, 2012, no fees were accrued under the Plan.

Trustees - Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit Committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with BNY Mellon (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the six months ended January 31, 2012, GFS collected $6,516 for providing such services.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2012, amounted to $198,987,657 and $168,309,138, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2011	July 31, 2010
Ordinary Income	$ 2,021,786	$ 310,413
Long-Term Capital Gain	-	-
	$ 2,021,786	$ 310,413

As of July 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 2,015,285	$ -	$ (7,325,417)	$ -	$ 249,112	$ (5,061,020)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss on investments and futures transactions is primarily attributable to the tax deferral of losses on wash sales.

At July 31, 2011, the Fund had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Expiring July 31,		Total Capital Loss
2017	2019	Carry Forwards
$ 3,003,252	$ 4,322,165	$ 7,325,417

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012 (Unaudited)

Permanent book and tax differences primarily attributable to real estate investment trust adjustments resulted in reclassification for the year ended July 31, 2011 as follows: a decrease in undistributed net investment income of $313 and a decrease in accumulated net realized loss on investments and futures transactions of $313.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES

January 31, 2012 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Expenses Paid During the Period (8/1/11 to 1/31/12)
Actual	$1,000.00	$ 1,008.30	$8.87
Hypothetical (5% return before expenses)	$1,000.00	$ 1,016.35	$8.94

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 184 days, and divided by 366 (to reflect the number of days in the period).

PORTFOLIO COMPOSITION as of JANUARY 31, 2012

% of Net Assets
Mutual Funds	98.0%
Exchange Traded Funds	0.5%
Short-Term Investments	1.4%
Assets Less Other Liabilities	0.1%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

Renewal of Advisory Agreement – Changing Parameters Fund

In connection with a meeting held on December 14, 2011, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Changing Parameters, LLC (“CP” or the “Adviser”) and the Trust, on behalf of the Changing Parameters Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CP’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed CP’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CP’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Trustees noted that the Fund had outperformed its benchmark index and the average performance of fund in its peer group for the year-to-date period ended September 30, 2011.  The Board further noted that CP had outperformed its benchmark and peer group for the period since the Fund’s inception. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that CP charges a 1.50% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds. The Board noted that each Fund’s expense ratio was below the average for funds in the respective peer group, but that each Fund’s management fee was above the average for funds in the respective peer group. The Board considered that each Fund’s shareholders were clients of the Fund’s adviser, rather than publicly solicited clients, and that the Funds’ adviser provides a higher level of service to them than is typical for a mutual fund adviser, which is reflected in the management fees.  The Board further noted that the management fees charged by the adviser are the same as the fees that were paid by the adviser’s clients prior to investing in the Funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/5/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/5/12